Finance income and expense (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of finance income

	Six months ended June 30, 2025 unaudited £’000	Six months ended June 30, 2024 unaudited £’000
Finance income
Interest received on bank deposits	32	86
Other interest	3	2
Gain on equity settled derivative financial liability	145	751
Total finance income	180	839

The gain on the equity settled derivative financial liability in 1H25 and 1H24 arose as a result of the fall in the Biodexa share price.

	Six months ended June 30, 2025 unaudited £’000	Six months ended June 30, 2024 unaudited £’000
Finance expense
Interest expense on lease liabilities	6	11
Interest expense on deferred consideration	86	38
Other loans	43	-
Total finance expense	135	49